TRADE AND OTHER RECEIVABLES - By currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 12,193	Rp 10,667
Gross or Cost
TRADE AND OTHER RECEIVABLES
Trade receivables	18,257	16,228
Gross or Cost | Rupiah
TRADE AND OTHER RECEIVABLES
Trade receivables	15,775	13,701
Gross or Cost | U.S. Dollar
TRADE AND OTHER RECEIVABLES
Trade receivables	2,180	2,360
Gross or Cost | Singapore Dollar
TRADE AND OTHER RECEIVABLES
Trade receivables	273	143
Gross or Cost | Others, Currency
TRADE AND OTHER RECEIVABLES
Trade receivables	29	24
Allowance for expected credit losses
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp (6,064)	Rp (5,561)	Rp (5,623)